Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 35,261	$ 33,569	$ 100,061
Total prepaid expenses and other current assets	$ 35,261	33,569	147,065
Rent			908
Professional fees			17,500
Deposit			20,958
Other			$ 7,638